16. INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments In Associates And Joint Ventures Abstract
INVESTMENTS

16.         INVESTMENTS

16.1.     Investments breakdown

	12.31.17	12.31.16
Investment in affiliates and joint venture	54.1	51.7
Goodwill SATS BRF	6.1	5.6
	60.2	57.3
Other investments	8.0	1.4
	68.2	58.7

On December 31, 2017, these associates, affiliates and joint ventures do not have any restriction to transfer dividends or repay their loans or advances to the Company.

16.2.     Summary of financial information in affiliates

	BRF Pet	PP-BIO		PR-SAD		UP!		Total
	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Current assets	-	-	-	-	-	49.4	51.0
Non-current assets	-	6.7	5.9	15.9	13.1	0.2	0.2
Current liabilities	-	-	-	-	-	(49.5)	(51.2)
Shareholder's equity	-	6.7	5.9	15.9	13.1	0.1	-

% of participation	0.00%	33.33%	33.33%	33.33%	33.33%	50.00%	50.00%

Book value of investment	-	2.2	2.0	5.3	4.4	-	-	7.5	6.4

Dividends declared	-	-	-	-	-	25.6	26.9	25.6	26.9

	BRF Pet (1)	PP-BIO		PR-SAD		UP!
	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Net revenues	24.8	-	-	-	-	174.9	191.3
Net income (loss)	4.7	-	-	-	-	51.1	53.8

Equity pick-up	2.3	-	-	-	-	25.6	26.9	25.6	29.2

(1)     On March 18, 2016, the Company acquired control and total shares, being treated as wholly-owned subsidiary from this date and on June 21, 2017 the name and corporate purpose was changed of K&S Alimentos S.A. to BRF Pet S.A.